Commitments and Contingencies (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jan. 01, 2021	Aug. 01, 2020
Commitments And Contingencies [Line Items]
Discharges of debenture and related security	$ 72,000
Amount to discharge debenture	$ 53,000
Onerous contract provision		$ 4,763
Letter of Credit
Commitments And Contingencies [Line Items]
Period of letter of credit	5 years
Maximum limit under agreement	$ 250			$ 2,581
Letter of credit annual amortization expense	50
Remaining balance of letter of credit	$ 200
Letter of credit reduced by amendment			$ 2,352